Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,453,817	3,453,817
Common Stock Shares Outstanding	3,252,884	3,252,884
Treasury Stock Shares Held	200,933
Allowance For Loan Losses	$ 11,087,164	$ 12,842,896
Debt Securities, Held-to-maturity, Fair Value	23,720,408	19,205,287
Assets:
Cash and Cash Equivalents	27,622,851	18,025,409
Certificates of Deposit with Other Banks	1,100,045	350,005
Investment and Mortgage-Backed Securities ("MBS"):
Available For Sale ("AFS")	682,849,058	589,324,401
Held To Maturity ("HTM") (Fair Value of $23,720,408 and $19,205,287 at December 31, 2021 and December 31, 2020, Respectively)	23,506,768	18,254,394
Total Investments and MBS	706,355,826	607,578,795
Held For Sale	4,038,414	5,693,400
Loans and Leases Receivable, Net Amount	495,458,395	473,473,972
Total Loans Receivable, Net	499,496,809	479,167,372
Accrued Interest Receivable:
Loans	1,333,155	1,252,023
Mortgage-Backed Securities	721,619	631,449
Investment Securities	1,697,716	1,614,077
Total Accrued Interest Receivable	3,752,490	3,497,549
Operating Lease Right-of-Use Assets	2,252,424	2,351,661
Land Held for Sale	1,529,691	0
Premises and Equipment, Net	25,236,915	26,575,257
Federal Home Loan Bank ("FHLB") Stock, at Cost	585,700	2,354,000
Other Real Estate Owned ("OREO")	129,700	498,610
Bank Owned Life Insurance ("BOLI")	26,709,897
Goodwill	1,199,754	1,199,754
Other Assets	5,241,410	4,036,831
Total Assets	1,301,213,512	1,171,710,140
Liabilities:
Deposit Accounts	1,115,962,963	918,096,235
Advance Payments by Borrowers for Taxes and Insurance	168,510	206,110
Advances from FHLB	0	35,000,000
Borrowings from Federal Reserve Bank ("FRB")	0	48,700,000
Other Borrowings	26,785,393	13,117,030
Junior Subordinated Debentures	5,155,000	5,155,000
Subordinated Debentures	30,000,000	30,000,000
Operating Lease Liabilities	2,293,295	2,380,269
Other Liabilities	5,325,826	7,149,750
Total Liabilities	1,185,690,987	1,059,804,394
Commitments (Notes 5 and 19)
Shareholders' Equity:
Common Stock, $0.01 Par Value; 5,000,000 Shares Authorized; 3,453,817 Shares Issued and 3,252,884 Shares Outstanding at December 31, 2021 and 2020	34,538	34,538
Additional Paid-In Capital ("APIC")	18,230,187	18,230,187
Treasury Stock, Value	4,330,712	4,330,712
Accumulated Other Comprehensive Income ("AOCI")	5,215,107	12,940,950
Retained Earnings	96,373,405	85,030,783
Total Shareholders' Equity	115,522,525	111,905,746
Total Liabilities and Shareholders' Equity	1,301,213,512	1,171,710,140
Foreclosed Assets | Fair Value, Inputs, Level 3 | Fair Value, Nonrecurring [Member]
Accrued Interest Receivable:
Other Real Estate Owned ("OREO")	$ 129,700	$ 498,610